Summary of Significant Accounting Policies (Schedule Of Accounts Receivable Current Overdue Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	$ 94,908	$ 94,528
Less than 179 days
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	79,155	78,805
180-359 days
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	7,437	7,569
360 days and greater
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	$ 8,316	$ 8,154